Write-down and loss on sale of vessels - Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	$ (53,693)	$ (270,743)	$ (112,246)
Other
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	170	(29)	48
Teekay Parent | Conventional Tankers | VLCC
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	0	(12,495)
Teekay Parent | Offshore Production | FPSO
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	(205,659)	0
Teekay Offshore | Offshore Logistics | FSO
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	0	(983)
Teekay Offshore | Offshore Logistics | Falcon Spirit FSO
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	(1,500)	0
Teekay Offshore | Offshore Logistics | 2 Shuttle Tankers
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	0	6,817
Teekay Offshore | Offshore Logistics | 2 Conventional Tankers
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	0	65
Teekay Offshore | Offshore Logistics | 2 UMS Vessels
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	0	(43,650)
Teekay Offshore | Offshore Logistics | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	0	(2,146)
Teekay LNG | Conventional Tankers | Handymax
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	(13,000)	0	0
Teekay LNG | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	(7,863)	(25,100)	0
Teekay LNG | Conventional Tankers | Teide Spirit and Toledo Spirit
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	(25,500)	0
Teekay LNG | Conventional Tankers | Suezmaxes Tankers Two
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	0	(11,537)
Teekay LNG | Conventional Tankers | Suezmaxes Tankers Three
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	0	(27,439)
Teekay LNG | Liquefied Gas Segment | LNG Carriers
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	(33,000)	0	0
Teekay Tankers | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	(1,797)	(6,276)
Teekay Tankers | Conventional Tankers | Suezmaxes Tankers Three
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)		(11,158)	0
Teekay Tankers | Conventional Tankers | Aframax Tanker
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0
Teekay Tankers | Conventional Tankers | MR Tanker
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	$ 0	$ 0	$ (14,650)